Trade receivables - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 57,937	$ 65,121
Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,119	55,873
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,261	67,723
Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	52,915	60,719
Impairment reserve
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,324)	(2,602)
Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,796)	(4,846)	$ (3,930)
Current | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,572	33,990
Current | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,188	34,400
Current | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(616)	(410)
1-30 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,736	12,092
1-30 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,042	12,273
1-30 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(306)	(181)
30-60 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,422	5,990
30-60 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,608	6,229
30-60 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(185)	(239)
60-90 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,418	2,011
60-90 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,632	2,112
60-90 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(214)	(101)
90-120 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	546	577
90-120 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	584	673
90-120 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(96)
>120 days past due | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	425	1,213
>120 days past due | Cost | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,863	5,032
>120 days past due | Impairment reserve | Total trade receivables, net
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,438)	$ (3,819)